Statement of Changes in Net Assets Available for Benefits - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Participants	$ 900,157
Employer	314,134
Rollovers	552
Total contributions	1,214,843
Investment income
Interest and dividend income	357,846
Interest income on notes receivable from participants	17,598
Net appreciation in fair value of investments	1,265,710
Total investment income	1,641,154
Total additions	2,855,997
DEDUCTIONS
Benefit payments	621,490
Administrative expenses	11,325
Total deductions	632,815
Net increase in net assets available for benefits	2,223,182
Net assets available for benefits at the beginning of the year	9,060,679
Net assets available for benefits at the end of the year	$ 11,283,861